Stock Award Plans (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	5 years
Contractual term of award	10 years
Shares authorized to be reserved	5,000,000
Shares available for issuance	4,357,600
Unrecognized compensation cost for stock options, net of forfeitures	$ 740,000
Weighted average remaining period (years)	2 years 1 month 6 days
Shares issued	630,735
Fair market value at date of grant at restricted stock	10,700,000
Compensation cost for stock options	473,000	848,000	1,087,000
Weighted average assumptions
Annual dividend yield	0.00%	2.34%	1.89%
Expected volatility	0.00%	31.00%	30.00%
Risk-free interest rate	0.00%	0.77%	2.00%
Expected life	0 years	4 years 6 months	4 years 6 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued	834,935
Fair market value at date of grant at restricted stock	14,200,000
Compensation cost for stock options	$ 2,815,049	$ 1,992,000	$ 1,537,000
Minimum | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year
Maximum | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	7 years